Right-of-Use Assets and Operating Lease Liabilties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Current Assets Held For Sale And Discontinued Operations Text Block Abstract
Weighted average lease liabilities percentage	3.52%	3.49%	3.25%
Interest expense	$ 89,470	$ 109,848	$ 146,273
Depreciation expense related to right-of-use assets	$ 1,991,447	$ 2,279,722	$ 2,506,446